Consolidated Statements of (Loss) Income (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended					5 Months Ended
	Dec. 31, 2011		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	May 25, 2011 Predecessor Registrant
Revenues:
Satellite services	$ 62,758		$ 120,064		$ 118,669			$ 45,888
Programming distribution services	7,563		12,792		14,504			4,786
Total Revenues	70,321		132,856		133,173			50,674
Cost of satellite services	6,191	[1]	11,279	[1]	11,821	[1]		4,401	[1]
Cost of programming distribution services	4,393	[1]	7,911	[1]	8,440	[1]		2,625	[1]
Selling and administrative expenses	11,638	[1]	84,890	[1]	18,383	[1]		5,483	[1]
Depreciation and amortization	45,824		59,253		64,130			16,682
Reorganization expenses								28,766
Total cost of services	68,046		163,333		102,774			57,957
Operating (loss) income	2,275		(30,477)		30,399			(7,283)
Other (expenses) income:
Interest expense	(8,983)		(30,728)		(4,430)			(19,494)
Interest income	182		194		197			69
Foreign exchange gain (loss) - net	(550)		51		111			127
(Loss) income from continuing operations before income tax	(7,076)		(60,960)		26,277			(26,581)
Income tax (benefit) expense	11,400		(66,050)		(14,493)		14,010	2,610
Net income (loss) from continuing operations	(18,476)		5,090		40,770			(29,191)
Discontinued operations: (Loss) income from operations of discontinued component broadband satellite services	(381)		(7,093)		549			431
Net (loss) income	(18,857)		(2,003)		41,319			(28,760)
Less: Net (loss) income attributable to noncontrolling interest	25				103			3
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ (2,003)		$ 41,216			$ (28,763)

[1]	Exclusive of depreciation and amortization shown separately below.